Property plant and equipment	12 Months Ended
Jun. 30, 2021
Property plant and equipment
10. Property, plant and equipment

10. Property, plant and equipment

Changes in the Group’s property, plant and equipment for the years ended June 30, 2021 and 2020 were as follows:

	Owner occupied farmland (i)	Bearer plant (v)	Buildings and facilities	Machinery and equipment	Communication networks	Others (ii)	Total
Balance as of June 30, 2019	27,686	2,101	8,978	1,325	32,439	8,739	81,268
Costs	30,788	2,971	19,944	3,877	137,155	19,352	214,087
Accumulated depreciation	(3,102)	(870)	(10,966)	(2,552)	(104,716)	(10,613)	(132,819)
Net book amount at June 30, 2019	27,686	2,101	8,978	1,325	32,439	8,739	81,268

Additions	1,143	469	762	123	5,132	2,666	10,295
Disposals	(180)	-	(96)	(9)	(4,802)	(167)	(5,254)
Deconsolidation	-	-	(635)	(892)	-	(66)	(1,593)
Incorporation of assets by business combination	10,741	-	2,424	566	-	499	14,230
Currency translation adjustment	(1,332)	(357)	671	284	5,334	1,844	6,444
Transfers	(2,007)	(3)	(1,714)	(51)	566	(568)	(3,777)
Depreciation charge (iii)	(407)	(515)	(716)	(161)	(6,956)	(2,804)	(11,559)
Balance as of June 30, 2020	35,644	1,695	9,674	1,185	31,713	10,143	90,054

Costs	39,153	3,080	21,356	3,898	143,385	23,560	234,432
Accumulated depreciation	(3,509)	(1,385)	(11,682)	(2,713)	(111,672)	(13,417)	(144,378)
Net book amount at June 30, 2020	35,644	1,695	9,674	1,185	31,713	10,143	90,054

Additions	1,335	143	281	97	581	943	3,380
Disposals	(584)	-	(88)	(7)	(55)	(110)	(844)
Desconsolidation	(6,102)	-	(4,285)	(795)	(28,322)	(8,485)	(47,989)
Currency translation adjustment	(969)	-	(312)	(66)	(2,285)	(682)	(4,314)
Transfers	1,998	-	2,011	1	-	15	4,025
Depreciation charge (iii)	(413)	(470)	(448)	(119)	(1,632)	(1,115)	(4,197)
Balance as of June 30, 2021	30,909	1,368	6,833	296	-	709	40,115

Costs	33,523	2,593	10,351	2,905	-	1,572	50,944
Accumulated depreciation	(2,614)	(1,225)	(3,518)	(2,609)	-	(863)	(10,829)
Net book amount at June 30, 2021	30,909	1,368	6,833	296	-	709	40,115

(i)

On January 9, 2017, the INRA released a report declaring that Las Londras farm (4565 ha.), is within the area of the “Guarayos Forestry Reserve” and establishes that the property of Agropecuaria Acres del Sud S.A. should be reduced to 50 hectares, while the remaining acreage would be reverted upon as a fiscal land once the process is concluded. It should be noted that the report is preliminary and is subject to appeal by the interested parties. The Company exercising its rights presented an administrative filing and within the associations of producers that the company is part of. Recently a census was ordered in the affected area, but no definitive resolution was issued to delimit the reservation. At the same time, a claim was made to our sellers to respond for eviction by virtue of the declarations and guarantees granted at the time of the sale of the property.

(ii)	Includes furniture and fixtures and vehicles.
(iii)

Amortization charge was recognized in the amount of ARS 422 and ARS 8,875 under "Costs", in the amount of ARS 200 and ARS 1,178 under "General and administrative expenses" and ARS 7 and ARS 2,303 under "Selling expenses" as of June 30, 2021 and 2020, respectively in the Statements of Income (Note 27) and ARS 856 and ARS 1,108 were capitalized as part of biological assets’ cost. In addition, a charge of ARS 2,712 and ARS 18 was recognized under "Discontinued operations" as of June 30, 2021 and 2020, respectively.

(iv)	See Note 4. Includes other non-significant business combinations.
(v)	Corresponds to the plantation of sugarcane with a useful life of more than one year.